Equity - Restricted share units scheduled to vest (Details) - Restricted Share Units - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share purchase options
2023	143,207
2024	121,876
2025	106,873
Total	371,956	42,334	0